John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 95.0%		$2,073,902,677
(Cost $1,859,138,514)
Austria 0.7%		14,469,641
ANDRITZ AG	271,969	14,469,641
Bermuda 1.8%		38,648,108
Everest Re Group, Ltd.	136,373	38,648,108
Canada 6.1%		132,171,576
Canadian Natural Resources, Ltd.	759,381	38,627,680
Cenovus Energy, Inc.	4,556,508	66,278,435
Kinross Gold Corp.	1,251,440	6,763,476
Kinross Gold Corp. (New York Stock Exchange)	2,259,147	12,199,394
Yamana Gold, Inc.	2,010,255	8,302,591
China 0.7%		15,887,375
Angang Steel Company, Ltd., H Shares	19,630,000	8,613,721
Topsports International Holdings, Ltd. (A)	8,050,000	7,273,654
Finland 1.9%		41,852,744
Metso Outotec OYJ	1,694,407	18,171,753
Sampo OYJ, A Shares	477,126	23,680,991
France 14.1%		308,581,982
Airbus SE (B)	227,730	29,079,414
AXA SA	719,413	22,784,400
BNP Paribas SA	308,616	22,031,797
Capgemini SE	43,267	9,727,075
Eiffage SA	162,929	17,119,376
Imerys SA	349,985	16,083,619
Klepierre SA (B)	665,899	17,711,654
Rexel SA (B)	1,643,974	36,643,351
Sanofi	656,578	68,652,771
TotalEnergies SE	1,208,932	68,748,525
Germany 6.9%		149,692,557
Allianz SE	77,553	19,911,834
Deutsche Telekom AG	1,594,680	30,105,779
E.ON SE	1,228,862	16,948,960
Hannover Rueck SE	134,395	27,112,987
Rheinmetall AG	199,003	20,805,614
Siemens AG	219,231	34,807,383
Greece 0.7%		14,982,719
Hellenic Telecommunications Organization SA	770,826	14,982,719
India 0.7%		16,366,745
HDFC Bank, Ltd., ADR	238,478	16,366,745
Ireland 1.9%		40,707,639
CRH PLC	432,934	21,729,016
CRH PLC (London Stock Exchange)	2,011	101,518
Flutter Entertainment PLC (B)	123,887	18,877,105
Italy 0.7%		15,655,734
Enel SpA	2,034,121	15,655,734
Japan 12.0%		261,394,821
Asahi Group Holdings, Ltd.	799,100	32,619,833
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Fuji Corp. (Aichi)	690,200	$15,931,916
Honda Motor Company, Ltd.	1,269,400	37,387,363
KDDI Corp.	523,100	16,712,374
Komatsu, Ltd.	648,300	16,291,099
Mitsubishi Gas Chemical Company, Inc.	701,000	13,427,873
Nihon Unisys, Ltd.	468,600	12,327,850
Sanwa Holdings Corp.	727,300	7,875,980
Sony Group Corp.	168,300	18,827,465
Sumitomo Heavy Industries, Ltd.	836,300	21,963,301
Sumitomo Mitsui Financial Group, Inc.	986,800	35,545,493
Tosoh Corp.	703,600	11,008,874
TS Tech Company, Ltd.	803,000	10,580,711
Yamaha Motor Company, Ltd.	457,500	10,894,689
Macau 0.2%		4,672,644
Wynn Macau, Ltd. (B)(C)	5,170,800	4,672,644
Netherlands 3.0%		66,434,230
ING Groep NV	1,642,788	24,295,234
Stellantis NV (Euronext Paris Exchange)	2,182,224	42,138,996
Norway 0.9%		20,817,184
DNB Bank ASA	477,735	11,370,190
Norsk Hydro ASA	1,229,227	9,446,994
South Korea 6.3%		136,858,012
Hana Financial Group, Inc.	757,518	28,542,061
KB Financial Group, Inc.	578,907	28,690,457
POSCO	43,299	9,685,703
Samsung Electronics Company, Ltd.	738,596	45,939,999
SK Square Company, Ltd. (B)	201,260	9,182,331
SK Telecom Company, Ltd.	311,323	14,817,461
Spain 0.5%		11,727,664
Applus Services SA	1,330,889	11,727,664
Sweden 3.1%		68,496,773
Svenska Handelsbanken AB, A Shares	3,952,563	42,124,678
Volvo AB, B Shares	1,168,643	26,372,095
Switzerland 11.2%		244,416,186
Adecco Group AG	368,987	17,576,047
Glencore PLC (B)	4,704,743	24,509,897
Novartis AG	634,477	55,129,422
Roche Holding AG	134,828	52,178,353
STMicroelectronics NV	291,688	13,715,318
Swiss Re AG	344,952	37,585,239
UBS Group AG	2,357,033	43,721,910
United Kingdom 19.4%		423,028,578
BAE Systems PLC	1,704,997	13,342,891
Coca-Cola Europacific Partners PLC	1,071,499	61,236,168
GlaxoSmithKline PLC	829,432	18,509,602
IMI PLC	1,302,404	29,099,335
Liberty Global PLC, Series A (B)	1,592,295	43,183,040
Melrose Industries PLC	8,434,539	17,181,298
NatWest Group PLC	7,522,481	24,724,752
Nomad Foods, Ltd. (B)	660,079	17,030,038
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
United Kingdom (continued)
Persimmon PLC	411,978	$13,422,037
Reckitt Benckiser Group PLC	275,797	22,345,664
Shell PLC	1,586,201	40,747,477
Smith & Nephew PLC	628,888	10,695,480
SSE PLC	1,665,599	35,837,092
Tesco PLC	11,777,431	47,306,080
Travis Perkins PLC	1,398,102	28,367,624
United States 2.2%		47,039,765
Applied Materials, Inc.	51,455	7,110,052
Envista Holdings Corp. (B)	447,158	19,335,112

FMC Corp.	186,596	20,594,601
Preferred securities 0.8%		$17,084,680
(Cost $16,325,159)
Germany 0.8%		17,084,680
Volkswagen AG	82,031	17,084,680

	Yield (%)	Shares	Value
Short-term investments 3.5%			$77,657,987
(Cost $77,657,987)
Short-term funds 3.5%			77,657,987
Fidelity Institutional Money Market Government Portfolio, Institutional Class	0.0100(D)	77,657,987	77,657,987

Total investments (Cost $1,953,121,660) 99.3%	$2,168,645,344
Other assets and liabilities, net 0.7%	14,358,442
Total net assets 100.0%	$2,183,003,786

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $3,031,352. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $3,202,545 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 1-31-22.
The fund had the following sector composition as a percentage of net assets on 1-31-22:
Financials	20.2%
Industrials	17.2%
Health care	10.3%
Energy	9.9%
Consumer discretionary	8.3%
Consumer staples	8.3%
Materials	7.5%
Communication services	5.6%
Information technology	4.6%
Utilities	3.1%
Real estate	0.8%
Short-term investments and other	4.2%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$14,469,641	—	$14,469,641	—
Bermuda	38,648,108	$38,648,108	—	—
Canada	132,171,576	132,171,576	—	—
China	15,887,375	—	15,887,375	—
Finland	41,852,744	—	41,852,744	—
France	308,581,982	—	308,581,982	—
Germany	149,692,557	—	149,692,557	—
Greece	14,982,719	—	14,982,719	—
India	16,366,745	16,366,745	—	—
Ireland	40,707,639	—	40,707,639	—
Italy	15,655,734	—	15,655,734	—
Japan	261,394,821	—	261,394,821	—
Macau	4,672,644	—	4,672,644	—
Netherlands	66,434,230	—	66,434,230	—
Norway	20,817,184	—	20,817,184	—
South Korea	136,858,012	—	136,858,012	—
Spain	11,727,664	—	11,727,664	—
Sweden	68,496,773	—	68,496,773	—
|	5

	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$244,416,186	—	$244,416,186	—
United Kingdom	423,028,578	$121,449,246	301,579,332	—
United States	47,039,765	47,039,765	—	—
Preferred securities	17,084,680	—	17,084,680	—
Short-term investments	77,657,987	77,657,987	—	—
Total investments in securities	$2,168,645,344	$433,333,427	$1,735,311,917	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$51,917,162	$5,253,316	$(57,170,245)	$(2,631)	$2,398	$113,287	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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